UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

JOHN HANCOCK GA MORTGAGE TRUST

(Exact name of registrant as specified in charter)

197 CLARENDON STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

HEIDI KNAPP

TREASURER

197 CLARENDON STREET,

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 378-1870

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock GA Mortgage Trust

Semi-Annual Report

June 30, 2026

John Hancock GA Mortgage Trust

June 30, 2026

John Hancock GA Mortgage Trust

Portfolio summary 6-30-26 (unaudited)

Portfolio Composition as of 6-30-26 (% of net assets)

Commercial mortgage loans	95.3
Short-term investments and other	4.7
Top 10 Issuers as of 6-30-26 (% of net assets)
POP 3 Ravinia LLC	3.6
Regent Garden Associates LLC	3.6
Downtown Woodinville LLC	2.4
Interpark Holdings LLC	1.8
St. Mark Property LLC	1.5
Resnick Gracie Mews LLC	1.5
Voyager RV Resort MHC	1.3
Spectrum 6 LLC	1.3
Crawford Long - CPI LLC	1.2
Wrd Lincoln Shores LLC	1.1
TOTAL	19.3

Cash and short-term investments are not included.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value

Commercial mortgage loans (A) 95.3%				$2,511,213,851
(Cost $2,677,309,441)
Industrial 14.1%				370,763,836
1419 Potrero LLC	3.660	09-01-30	5,119,542	4,684,642
183rd La Palma Investors	5.510	10-01-34	9,800,000	9,970,373
2101 PSB LLC (B)	5.840	08-01-36	5,000,000	5,016,995
701 Cottontail Lane Associates LLC	3.680	04-01-46	3,875,222	3,139,484
Accord/Pac Members LLC	3.500	09-01-40	7,020,019	5,907,115
American Fork OW LLC	2.900	02-10-36	5,097,296	4,204,999
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,973,570
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,716,665
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	18,201,270
Bel Statesville LP	5.870	07-01-35	23,300,000	23,697,684
Colt Street Partners LLC	3.290	01-01-35	9,070,191	7,888,862
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	13,272,915
DNP Regio LLC	3.110	10-01-36	11,233,180	9,231,821
GWL 11 Constitution LLC	5.650	05-01-35	8,300,000	8,344,903
Harborgate LLC	2.610	01-01-31	8,721,262	7,827,010
Industry West Commerce Center LLC	2.810	03-01-41	8,798,199	6,820,003
Injans Investments GP	5.510	10-01-34	3,400,000	3,440,729
Macaw Phoebe Investors	5.510	09-01-35	6,600,000	6,670,561
Monro Ponderosa LLC	5.430	07-01-35	10,000,000	9,931,180
Oltmans Investment Company LLC	5.510	10-01-33	4,300,000	4,381,313
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,797,568
Phase 1A GLC 7 LLC and SLC Port Phase 1A LLC	5.830	09-01-34	4,886,616	4,988,424
Phase 2 GLC 2 LLC	5.780	07-01-34	13,257,472	13,542,733
Rancho San Marino Partners GP	5.510	10-01-34	10,200,000	10,478,317
Rehco Loan LLC	3.000	11-01-51	4,674,572	3,473,016
Rep 2035 LLC	3.260	12-01-35	15,760,731	12,949,395
Rep A 2033 LLC	6.250	10-01-33	18,654,666	19,352,388
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	9,412,556
Roderick Catalyst 5 LLC	5.600	05-01-44	5,343,734	5,241,807
S/K 53 Brunswick Associates LLC	3.160	04-01-31	5,770,199	5,161,720
SLI III LLC	6.490	01-01-34	3,983,738	4,231,104
Spectrum 6 LLC	5.320	06-01-36	34,500,000	34,036,734
St. Mark Property LLC	5.810	09-01-36	39,089,627	39,744,457
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,086,254	7,266,761
Weeks Pierce Holdings LLC	5.500	06-01-35	7,892,233	7,915,034
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,530,441
Willow Creek Court LLC	4.530	07-01-52	6,809,324	5,810,757
Wilshire Victoria II, L.P.	5.370	04-05-36	7,483,138	7,429,140
WPC Triad LLC	2.960	04-01-31	4,551,473	4,079,390
Multifamily 37.2%				981,566,234
1008 Massachusetts Ave. LLC	4.880	11-01-30	11,500,000	11,269,506
11 West Partners LLC	3.770	05-01-32	9,225,885	8,342,543
257 Ridgewood Ave LLC	3.560	04-01-32	9,875,495	9,086,947
27 Victoria Owners Corp.	5.300	01-01-36	11,000,000	10,848,189
34th St. South LLC	5.840	12-01-34	27,500,000	28,082,148
440 West End Apartments Corp.	5.760	03-01-35	5,200,000	5,301,811

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Multifamily (continued)

5021 St. LLC	4.390	09-01-40	29,802,640	$27,879,357
5757 LLC	5.450	02-05-36	11,448,828	11,366,637
655 Kelton LLC	2.270	04-01-31	4,536,710	4,033,035
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,857,160
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	17,611,760
Americana Lakewood V LLC	3.110	09-01-32	17,232,015	15,651,288
Americana on the River LLC	2.970	05-01-36	4,964,824	4,136,438
Arboretum LLC	2.800	01-01-29	5,847,374	5,529,008
Aventura at Mid Rivers LLC	2.390	02-01-31	4,090,273	3,682,407
Aventura at Richmond LLC	2.210	01-01-31	3,545,532	3,188,954
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,151,001	2,718,198
Bandicoot LLC	2.950	06-01-30	15,000,000	13,787,805
Bayshore Village, Ltd.	5.650	07-01-35	5,000,000	5,043,515
Berkshire Apartments LLC	2.660	03-01-46	5,215,863	4,071,101
BGN Properties Covina Palms LP	5.630	09-01-34	4,831,905	4,921,677
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	6,189,652
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,316,211	5,597,338
Bref-Masters Cove LLC	3.070	06-01-29	5,974,124	5,633,020
BW Logan LLC	6.370	04-01-28	1,054,620	1,071,382
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,082,063
Castlewood Associates LLC	2.870	04-01-31	4,982,433	4,508,564
Caton House Apartments LLC	2.740	09-01-36	3,563,740	2,928,832
Cavalier Apartments Partnership	5.250	11-01-34	2,700,000	2,692,864
Chandler Property Development Associates LP	2.550	03-01-33	6,827,167	5,911,275
Chimney Top LLC	2.910	02-01-29	6,800,000	6,415,508
Chimneys of Oak Creek LLC	5.530	10-01-35	6,244,252	6,228,111
CJ’s Pinemeadows Apartments LP	3.380	07-01-41	8,970,070	7,326,923
CLAGB LLC	2.680	02-01-36	5,252,864	4,312,979
Congressional Properties LP	3.210	04-01-47	5,302,188	4,289,443
Copperstone Apartments LP	2.880	04-01-39	4,682,627	4,050,407
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,112,508
Creekside at Amherst Apartments LLC	3.380	09-01-31	10,248,139	9,620,942
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	10,037,665
Crossing Company LP	2.780	10-01-31	6,600,000	5,847,158
Draper Southpoint Apartments LLC	2.520	04-01-31	5,261,201	4,689,414
DTN Waters House LLC	3.300	08-01-31	4,877,112	4,414,537
Eastwood Apartments of Springdale LP	2.490	01-01-36	1,907,007	1,674,842
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	7,073,027
Elizabeth Lake Estates LLC	2.920	05-01-31	4,605,891	4,059,213
Elizabeth Lake Estates LLC (B)	6.200	06-01-31	3,250,000	3,264,157
Fairgrounds Apartments LP	2.490	01-01-36	2,179,437	1,917,357
Forest Meadows Villas, Ltd.	2.770	12-01-35	1,857,545	1,573,359
Fountainview Terrace Apartments	2.900	07-01-41	3,622,403	3,069,766
Four Seasons Apartments LLC	5.590	03-01-29	5,300,000	5,359,758
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,472,831
Fredwood LLLP	2.740	09-01-36	3,652,834	3,010,615
Gadberry Courts LP	3.330	05-01-32	6,170,061	5,552,012
Gateway MHP, Ltd.	3.950	07-01-29	8,615,110	8,418,298
Georgetown Mews Owners Corp.	2.870	01-01-36	5,845,548	4,914,563

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Multifamily (continued)

Grande Apartments LP	3.380	07-01-41	7,803,961	$6,374,423
Greenhouse Apartments LP	3.380	07-01-41	8,970,070	7,326,923
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,381,270
Hudson Troy Towers Apartment Corp.	6.140	11-01-28	7,062,988	7,243,701
Hunters Price LP	3.360	04-01-32 11,500,000		10,402,095
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,099,394
Kingswick Apartments LP	3.310	04-01-42 11,867,912		9,620,319
La Costa Vista LLC	2.610	04-01-31	4,392,170	3,920,420
La Verne Village LLC	5.530	10-01-35 10,000,000		9,930,010
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,853,507
Lincoln Towers Apartments, Ltd.	5.610	05-01-36	4,590,114	4,531,057
Maverick Creek Apartments LLC	4.990	11-01-30	6,200,000	6,167,456
McCue Ventures LLC	5.570	05-01-58 11,130,820		10,638,616
Meramec Station Big Bend Investors LLC	2.780	05-01-41	3,820,036	3,219,072
Mesa Broadway Property LP	2.550	03-01-33	4,201,334	3,624,264
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,804,013
Mill Pond, Ltd.	2.870	06-01-36	6,385,981	5,272,604
Monticello Apartments LLC	5.760	11-01-38	3,355,392	3,445,400
Montrose Manor Apartments LLC	2.740	09-01-36	5,078,330	4,197,433
Niederst Portage Towers LLC	2.670	12-01-31	6,092,613	5,411,885
Northbridge Park Company OP, Inc.	3.640	06-01-51	8,721,391	6,799,205
Northland Monterra LLC	2.890	07-01-31 13,500,000		12,154,604
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,853,507
Nostalgia Properties LLC	3.040	05-01-31 16,600,000		15,010,816
Pademelon LLC	3.000	06-01-30	6,000,000	5,529,708
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	5,000,240
Penndel Apartments LP	3.270	06-01-31	5,181,624	4,741,036
Pepperward Apartments LLC	2.180	01-01-27	3,651,017	3,601,148
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,158,596
Plantation Crossing Apartments LLC	3.040	09-01-31	4,567,724	4,130,543
Platypus LLC	2.950	06-01-30	4,000,000	3,672,776
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,792,122
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	7,266,008
Price London Park, L.P.	5.060	02-01-31	4,600,000	4,550,334
Prime/Scrc SPE LLC	2.650	12-01-31 10,000,000		8,831,680
Raamco Broadwater LLC	3.090	07-01-31	4,224,067	3,737,184
Regency Apartments Vancouver LLC	2.250	04-01-31	4,360,431	3,882,397
Regent Garden Associates LLC	3.250	03-10-35 108,189,893		95,477,473
Resnick Gracie Mews LLC	5.070	12-01-35 40,000,000		38,771,120
Richmar II Apartments LLC	2.930	08-01-36	8,919,305	7,486,793
Rollins Park Apartments Section 2 LP	3.210	04-01-47	8,925,350	7,220,555
Rollins Park Apartments Section 3 LP	3.210	04-01-47	3,799,901	3,074,101
Rose Gardens Senior LP	3.330	05-01-32	7,734,301	6,959,564
Sandstone Tucson LLC	5.820	01-01-29	4,840,010	4,959,350
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	8,822,194	6,581,975
SFI Partnership 12, Ltd.	5.900	11-01-53 16,423,876		16,320,520
Sonoma at Porter Ranch LLC	5.400	05-01-34	9,582,573	9,650,877
Spring Park Apartments	3.440	10-01-31 17,100,000		15,601,014
The Enclave LLC	2.940	05-01-31	5,000,000	4,493,215

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Multifamily (continued)

The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	4,731,030	$4,120,614
The Greens On Blossom Way, Phase II	5.300	02-01-37 12,617,907		12,492,106
The Links at Columbia LP	2.720	05-01-41 14,863,182		12,410,504
The Links at Rainbow Curve LP	2.630	07-01-32	5,114,333	4,792,432
The Residences of Austin Ranch No. 3 M LLC	5.300	02-01-36 30,000,000		29,596,470
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42 15,007,529		12,551,652
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	7,886,830	8,089,230
Topaz House, Ltd.	3.300	04-01-47 15,929,073		13,036,561
Trail Horse Partners LLC	2.690	04-01-31	5,718,803	5,117,866
Villages at Clear Springs Apartments	3.340	10-01-29 15,000,000		14,191,110
Volunteer Parkridge LLC	3.020	05-01-31	5,490,594	4,968,356
Windsor Place Apartments	3.530	02-01-32	8,964,397	8,253,108
Woodlane Place Townhomes LLC	2.900	05-05-35	8,608,204	7,314,477
Woods I LLC	3.100	07-01-30	6,515,502	6,003,807
Woods Mill Park Apartments LLC	2.610	02-01-41	3,988,406	3,301,814
WRD Lincoln Shores LLC	5.500	09-01-35	29,698,993	29,823,937
Office 14.7%				386,618,784
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,208,422	3,793,434
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,048,053	3,155,267
1635 Divisadero Medical Building LLC	3.950	06-01-30	2,841,441	2,745,452
1635 Divisadero Medical Building LLC	6.000	06-01-30	5,796,114	5,962,637
501 Second Street LLC	6.740	07-01-33 10,000,000		10,160,370
900 Wilshire Boulevard LLC	3.080	07-01-31 11,600,000		10,339,532
Aman, Inc.	5.170	12-01-29 21,521,676		20,775,412
Avamer 57 Fee LLC	2.310	11-01-26 10,000,000		9,902,260
Bayside Square Investments LLC	3.480	02-01-42 11,824,498		9,325,213
Central Way Plaza LLC	2.910	03-01-32	9,055,167	8,126,994
Continental Plaza LLC	5.490	01-01-33	4,753,345	4,866,232
Continental Skypark LLC	5.870	08-01-35 24,800,000		25,385,950
Corp. Center West Associates LLC	3.650	04-01-35 12,500,000		10,902,575
Crawford Long - CPI LLC	4.800	06-01-32 31,500,000		31,113,243
Delphi Investors LLC	2.520	01-01-31	8,723,875	7,815,380
Edina Crosstown Medical LLC	3.230	06-01-41 11,054,186		9,561,970
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,546,598	5,176,048
Farley White CHP LLC	5.400	02-01-36	4,500,000	4,421,012
HCFD Round Rock, Ltd.	6.070	10-01-49 10,767,385		10,762,045
JB IV V LLC	4.580	12-01-32	5,000,000	4,832,340
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29 18,500,000		18,166,334
LN Bear Creek LLC	5.490	01-01-33	4,753,345	4,866,232
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	8,170,400	6,815,453
Mountain Bay Plaza LLC	7.120	01-01-30	9,403,260	9,788,192
NCHC 3 LLC	3.390	02-01-32 16,931,124		15,344,305
Newton Executive Park LP	2.570	10-01-33	4,051,653	3,482,602
Ocean Pointe Venture Fund LP	4.840	08-01-47	6,849,524	6,155,016
Olympic Mills Commerce Center LLC	4.060	03-01-36	8,522,198	7,798,689
Parc Center Drive Joint Venture	5.480	02-01-32	1,519,676	1,547,075
POP 3 Ravinia LLC	4.460	01-01-42 106,543,540		96,320,784
Quay Works LLC	2.790	12-01-36	10,870,445	8,940,245

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Office (continued)

Skotdal Mutual LLC	2.860	06-15-31	5,627,941	$5,108,105
Switch Building Investors II LP	2.690	06-01-36	3,551,587	3,162,386
Other 7.5%				197,031,765

78704 Partners, Ltd. (B)	5.490	10-01-31	12,500,000	12,501,775
Americare Health + Retirement LLC	6.030	06-01-36	6,500,000	6,596,818
FSH Boylston, Inc.	5.360	08-01-30	20,000,000	19,910,320
Interpark Holdings LLC	5.860	07-01-33	48,053,850	48,429,343
Lassen Self Storage LP	6.030	02-01-35	3,800,000	3,880,739
Rowland LLC	5.540	08-01-30	6,987,772	6,999,840
SBCO NYC Owner LLC	5.010	05-01-31	8,500,000	8,409,186
Spruce Parking Associates LP	5.640	04-01-31	8,781,194	8,746,561
SRB1 LLC	5.670	09-01-38	20,000,000	20,224,460
UGP Broadway Stadium East LLC	6.530	11-01-30	25,213,241	25,971,378
Voyager RV Resort MHC	4.100	06-01-29	36,227,806	35,361,345
Retail 21.8%				575,233,232

1360 Summitridge RS LLC	3.500	09-01-30	4,428,243	4,089,128
192 Investors LLC	3.750	08-01-29	15,735,444	15,239,337
8421 Lyndale Avenue South LLC	2.580	11-01-28	4,705,355	4,432,261
AFCC SPE LLC	5.810	04-01-34	14,000,534	14,163,360
Aliso Equities, Ltd.	5.140	02-01-33	8,200,000	8,086,766
Asian Garden LLC	5.930	08-01-35	19,000,000	19,103,018
Beverly West Square Associates LP	5.560	12-01-30	4,667,684	4,768,926
Burroughs LPM LP	2.980	01-01-36	10,940,952	9,078,332
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,847,510
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,894,514
Carriage Way LLC	3.520	08-01-31	3,604,006	3,268,123
CE Enterprise Partners LLC	4.700	07-01-32	3,820,270	3,719,651
Chapel Hills East LLC	5.950	03-01-34	6,100,000	6,103,831
CIP Group of Homestead LLC	3.060	06-01-33	6,052,229	5,309,621
City Town Center LP + City Town Center Best Buy LP	5.750	01-01-35	5,000,000	5,022,110
Clipperton Partners, L.P.	5.250	12-01-35	6,000,000	5,846,064
Coral Ridge Shopping Center Trust	6.150	06-01-35	20,143,190	20,612,023
Core Power Bridgepointe LLC	5.690	01-01-35	20,000,000	19,967,740
CRH Capital Properties LLC	5.540	06-01-36	3,500,000	3,447,052
Cross Keys Development Company	2.550	10-01-33	11,973,858	10,368,463
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	63,327,680
Ds Santa Rosa LP	5.730	08-01-35	10,000,000	10,196,090
Elsinore Developers LLC	6.090	02-01-34	5,000,000	5,225,925
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,048,341	3,137,374
Gateway Village Plaza LP	3.420	07-01-31	5,459,831	5,016,165
Goleta Hollister LLC	5.780	01-01-36	16,500,000	16,289,609
Harbor Center Partners LP	4.720	09-01-32	18,100,000	17,696,642
Harbor Center Partners LP	5.630	10-01-32	1,863,235	1,885,147
Harbor Pacific Properties LLC	5.390	05-01-36	4,500,000	4,445,289
Howard Lehigh Holdings LLC	5.770	04-01-34	7,478,760	7,552,987
J J Carson LLC	2.950	11-01-31	11,331,831	10,067,878
Kimberly Partners of Albany LP	2.920	12-01-30	4,273,225	3,852,526
La Habra Westridge Partners LP	5.970	09-01-34	20,000,000	20,589,320

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Retail (continued)

Ladera Corporate Terrace South LLC	3.870	06-01-32	6,926,883	$6,373,328
LB PCH Associates LLC	3.870	05-01-32	16,870,100	15,467,520
LB PCH Associates LLC	7.280	05-01-32	7,220,408	7,250,835
Manoa Shopping Center Associates LP	6.770	03-01-30	2,240,350	2,316,273
Manoa Shopping Center Associates LP	7.060	03-01-30	3,378,733	3,535,388
Meadow and Central LP	3.100	01-01-32	3,617,283	3,259,797
Meadows Plaza Associates LLC	5.720	05-01-36	3,993,975	3,932,683
Mesa Town Center LLC	6.180	06-01-35	5,000,000	5,131,650
Montecito Marketplace Associates LLC	5.790	05-05-36	22,500,000	22,294,778
Nat City SPE LLC	3.980	02-01-35	1,839,593	1,589,401
National City Plaza	4.110	02-01-35	7,909,736	7,169,559
PEP 1929 South Congress Avenue LP	5.460	06-01-30	5,100,000	5,138,826
Pi Marketplace LLC	6.040	07-01-36	5,200,000	5,220,656
Platt Partners LP	3.442	05-05-37	14,000,000	11,693,640
Plaza Company OP City LLC	5.800	04-01-36	10,578,022	10,531,183
Plaza Inv., A California, Ltd.	5.200	05-01-33	13,486,320	13,298,833
PRTC LP	3.130	05-01-32	10,583,917	9,588,987
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,770,480
SF Mansfield LLC	2.990	04-01-33	4,982,789	4,267,390
SF Stapleton LLC	2.850	03-01-31	4,655,223	4,175,330
Silverado Ranch Centre LLC	7.500	06-01-30	3,431,756	3,609,243
Sm 101 Seven LLC	5.780	01-01-36	2,500,000	2,468,123
Sm 101 Three LLC	5.780	01-01-36	2,000,000	1,974,498
Sm 101 Two LLC	5.780	01-01-36	4,200,000	4,146,446
Stony Island Plaza	3.620	10-01-34	5,149,948	4,566,582
Sunnyside Marketplace LLC	3.420	04-01-30	6,515,498	6,153,588
Tanecap 1 LP	2.690	09-01-31	4,450,693	3,937,146
Tempe Square Consolidated LLC	5.380	03-01-33	7,700,000	7,650,982
Town Center Associates	2.790	03-01-29	3,561,218	3,368,374
TSCA-232 LP	6.000	11-01-35	3,464,111	3,518,294
University Festival LC	5.810	05-01-35	8,330,975	8,413,834
Warwick Devco LP	2.880	07-01-33	6,160,895	5,406,537
Wateridge Goodman Investors LLC	5.980	08-01-35	2,951,026	2,998,570
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,331,947	6,572,717
Westmount Plaza Arlington Plaza Joint Venture	5.820	06-10-34	12,799,114	13,048,441
WG Opelousas LA LLC	7.290	05-01-28	716,266	742,858
	Yield*
	(%) Maturity date		Par value^	Value

Short-term investments 6.2%				$162,412,325
(Cost $162,412,668)
U.S. Government 0.8%				20,685,754

U.S. Treasury Bill	3.594	08-13-26	3,300,000	3,285,617
U.S. Treasury Bill	3.600	07-21-26	5,000,000	4,989,996
U.S. Treasury Bill	3.640	09-10-26	12,500,000	12,410,141

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 6-30-26 (unaudited)

	Yield (%)	Shares	Value
Short-term funds 5.4%			141,726,571

State Street Institutional U.S. Government Money Market Fund, Premier
Class	3.5748(C) 141,726,571		141,726,571

Total investments (Cost $2,839,722,109) 101.5%			$2,673,626,176

Other assets and liabilities, net (1.5%)			(40,202,292)

Total net assets 100.0%			$2,633,423,884

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(B)Security purchased or sold on a when-issued or delayed-delivery basis.

(C)The rate shown is the annualized seven-day yield as of 6-30-26.

*Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 6-30-26, the aggregate cost of investments for federal income tax purposes was $2,839,722,109. Net unrealized depreciation aggregated to $166,095,933, of which $10,187,436 related to gross unrealized appreciation and $176,283,369 related to gross unrealized depreciation.

The accompanying notes are an integral part of the financial statements.

Financial statements

John Hancock GA Mortgage Trust

Statement of assets and liabilities 6-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,839,722,109)	$2,673,626,176
Dividends and interest receivable	9,730,477
Other assets	58,611
Total assets	2,683,415,264

Liabilities
Distributions payable	26,905,288
Payable for delayed delivery securities purchased	20,750,000
Payable to affiliates
Investment management fees	1,450,199
Accounting and legal services fees	224,854
Trustees’ fees	547
Other liabilities and accrued expenses	660,492
Total liabilities	49,991,380
Net assets	$2,633,423,884

Net assets consist of
Paid-in capital	$2,814,713,297
Total distributable earnings (loss)	(181,289,413)
Net assets	$2,633,423,884
Net asset value per share
Based on 142,847,296 shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value	$18.44

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Statement of operations for the six months ended 6-30-26 (unaudited)

Investment income
Dividends	$2,532,578
Interest	55,594,269
Other income	312,786
Total investment income	58,439,633

Expenses
Investment management fees	2,869,247
Accounting and legal services fees	409,165
Transfer agent fees	18,502
Trustees’ fees	52,834
Custodian fees	247,592
Mortgage servicing fees	173,208
Professional fees	313,252
External rating agency fees	463,828
Other	111,882
Total expenses	4,659,510
Net investment income	53,780,123
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(89,094)
(89,094)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(33,992,752)
(33,992,752)
Net realized and unrealized loss	(34,081,846)
Increase in net assets from operations	$19,698,277

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Statements of changes in net assets

	Six months	Year ended
	ended 6-30-26	12-31-25
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$53,780,123	$93,926,164
Net realized gain (loss)	(89,094)	576,888
Change in net unrealized appreciation (depreciation)	(33,992,752)	98,277,830
Increase in net assets resulting from operations	19,698,277	192,780,882
Distributions to shareholders
From net investment income and net realized gain	(47,885,271)	(94,095,745)
Total distributions	(47,885,271)	(94,095,745)
Fund share transactions
Fund shares issued	65,000,000	380,000,000
Total increase	36,813,006	478,685,137

Net assets
Beginning of period	2,596,610,878	2,117,925,741
End of period	$2,633,423,884	$2,596,610,878

Share activity
Shares outstanding
Beginning of period	139,382,039	118,760,047
Shares issued	3,465,257	20,621,992
End of period	142,847,296	139,382,039

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Statement of cash flows for the six months ended 6-30-26 (unaudited)

Cash flows from operating activities

Net increase in net assets from operations	$19,698,277
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(220,620,408)
Long-term investments sold	64,872,952
Net purchases and sales in short-term investments	29,700,407
Net amortization of premium (discount)	(719,191)
(Increase) Decrease in assets:
Dividends and interest receivable	(986,022)
Other assets	(58,611)
Increase (Decrease) in liabilities:
Payable to affiliates	85,224
Other liabilities and accrued expenses	338,248
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	33,992,752
Net realized (gain) loss on:
Unaffiliated investments	89,094
Net cash used in operating activities	$(73,607,278)

Cash flows provided by (used in) financing activities
Distributions to shareholders	$(51,392,978)
Fund shares issued	125,000,000
Net cash flows provided by financing activities	$73,607,022
Net decrease in cash	$(256)
Cash at beginning of period	$256
Cash at end of period	$—

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Financial highlights

Period ended	6-30-261	12-31-25	12-31-24	12-31-23	12-31-22	12-31-21

Per share operating
performance
Net asset value, beginning of
period	$18.63	$17.83	$18.09	$17.45	$ 20.84	$21.76
Net investment income2	0.38	0.74	0.71	0.68	0.60	0.58
Net realized and unrealized
gain (loss) on investments	(0.23)	0.79	(0.27)	0.63	(3.38)	(0.95)
Total from investment
operations	0.15	1.53	0.44	1.31	(2.78)	(0.37)
Less distributions
From net investment income	(0.34)	(0.73)	(0.70)	(0.67)	(0.61)	(0.55)
From net realized gain	—	—	—	—	—	—3
Total distributions	(0.34)	(0.73)	(0.70)	(0.67)	(0.61)	(0.55)
Net asset value, end of period	$18.44	$18.63	$17.83	$18.09	$ 17.45	$20.84
Total return (%)	0.764	8.63	2.47	7.68	(13.37)	(1.70)
Ratios and supplemental data
Net assets, end of period (in
millions)	$2,633	$2,597	$2,118	$1,973	$ 1,760	$2,089
Ratios (as a percentage of
average net assets):
Expenses	0.365	0.33	0.34	0.35	0.36	0.35
Net investment income	4.125	4.05	3.95	3.86	3.25	2.74
Portfolio turnover (%)	3	13	12	15	39	38

1Six months ended 6-30-26. Unaudited.

2Based on average daily shares outstanding.

3Less than $0.005 per share.

4Not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Notes to financial statements 6-30-26 (unaudited)

1. Organization

John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The investment objective of the fund is to generate current income and to a lesser extent, capital appreciation.

The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.

2. Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification (ASC) of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor, as the fund’s valuation designee, and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.

Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For mortgage investments, the fund uses proprietary valuation models, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or

John Hancock GA Mortgage Trust

Notes to financial statements 6-30-26 (unaudited)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.

Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

The following is a summary of the values by input classification of the fund’s investments as of June 30,

2026 by major security category or type:

			Level 2	Level 3
	Total		Significant	Significant
	value at	Level 1	observable	unobservable
	6-30-26	quoted price	inputs	inputs
Investments in securities:
Assets
Commercial mortgage loans	$2,511,213,851	—	—	$2,511,213,851
Short-term investments	162,412,325	$141,726,571	$20,685,754	—
Total investments in securities	$2,673,626,176	$141,726,571	$20,685,754	$2,511,213,851

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

Commercial mortgage loans
Balance as of 12-31-25	$2,448,149,038
Purchases	162,170,408
Sales	(64,872,952)
Realized gain (loss)	(89,094)
Net amortization of (premium) discount	(165,509)
Change in unrealized appreciation (depreciation)	(33,978,040)
Balance as of 6-30-26	$2,511,213,851
Change in unrealized appreciation (depreciation) at period end1	$(34,009,705)

1Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

John Hancock GA Mortgage Trust

Notes to financial statements 6-30-26 (unaudited)

	Fair Value		Significant
	at 6-30-26	Valuation technique	unobservable inputs	Input/Range*	Input Weighted Average*

Commercial mortgage	$2,511,213,851	Discounted cash flow	Discount rate	4.47% - 7.68%	5.51%
loans

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2026 could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased

Discount rate	Decrease	Increase

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.

Commercial mortgage loans.The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund’s investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the

John Hancock GA Mortgage Trust

Notes to financial statements 6-30-26 (unaudited)

existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.

Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.

In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. Certain mortgage related fees, such as amendment fees and commitment fees, are recorded as Other income when earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

John Hancock GA Mortgage Trust

Notes to financial statements 6-30-26 (unaudited)

Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2025, the fund has a short-term capital loss carryforward of $19,043,055 and a long-term capital loss carryforward of $1,407,837 available to offset future net realized capital gains. These carryforwards do not expire.

As of December 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2025.

3. Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

4. Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC) and the Distributor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of average net assets, accrued daily and paid quarterly in arrears.

John Hancock GA Mortgage Trust

Notes to financial statements 6-30-26 (unaudited)

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2026, amounted to an annual rate of 0.03% of the fund’s average net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2026, investments entered into by the fund pursuant to the exemptive order amounted to $141,420,408.

5. Fund share transactions

Affiliates of the fund owned 100% of shares of the fund on June 30, 2026.

In January 2019, the Board of Trustees approved a tender offer repurchase policy for the fund. The share repurchase program does not obligate the fund to purchase a specific amount of shares. There were no share repurchases during the six months ended June 30, 2026.

6. Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $162,170,408 and $64,872,952, respectively, for the six months ended June 30, 2026.

7. Segment reporting

The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the Advisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock GA Mortgage Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Investment Objective

The fund’s investment objective is to generate current income, and to a lesser extent, capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage loans. The fund’s investments in commercial mortgage loans may include fee simple mortgages and leasehold mortgages. The fund will only invest in United States dollar-denominated loans secured by property within the

United States or its territories that are sourced by the Real Estate Finance Group of John Hancock Life Insurance Company (U.S.A.) or the Advisor and that are serviced by the Advisor or its affiliates. Commercial mortgage loans are fixed-income instruments, whereby loans are secured by income producing commercial real estate properties, with a mortgage on the real estate securing the collateral. The collateral for a fee simple mortgage consists of the borrower owned land and all improvements. The collateral for a leased fee mortgage (a type of fee simple mortgage) consists of the land only and the borrower’s income from its ground lease to a tenant (the tenant owns the improvements). The collateral for a leasehold mortgage consists of the borrower’s leasehold interest as the ground tenant in a ground lease. The fund may invest in loans either by transacting directly with the borrower or acquiring loans in secondary market transactions. The fund will typically invest in loans secured by stabilized assets, focusing on certain property types, which include retail, office, industrial and multi-family. The fund will selectively invest in loans secured by mixed use properties, hotels, parking facilities, and self-storage properties. The fund may also invest in subordinated debt obligations, including mezzanine debt, to the extent permitted by the fund’s investment restrictions.

Commercial mortgage loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower.

The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The fund may invest in loans of any credit quality, although under normal circumstances the majority of the fund’s investments will be investment-grade as determined by the Advisor. The fund’s investment policies are based on credit ratings or equivalent assessments at the time of purchase. The fund may invest in loans of any maturity and duration.

Principal Risks

An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.

The fund’s main risks are listed below in alphabetical order, not in order of importance.

Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.

Commercial mortgage loans risk. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. In the

John Hancock GA Mortgage Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund.

Concentration risk. Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries and sectors.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial Institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed.

Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.

Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal repurchase requests. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mezzanine loans risk. Real estate mezzanine loans made to a mezzanine borrower are secured by the mezzanine borrower’s equity interest in its mortgage borrower. As a mezzanine lender, the Advisor’s advisory clients will have no lien on the real property as collateral for the mezzanine loan. Instead the value of the mezzanine collateral is the value of the real property above the amount of the mortgage loan(s). As a result, upon foreclosure of the mezzanine loan, the mezzanine lender typically becomes the owner of the mortgage borrower and, consequently, the indirect owner of the mortgaged property. The ability (or inability) of the mortgage borrower (or the mezzanine lender, if the mezzanine loan is foreclosed) to continue to service the mortgage liens is a key risk.

John Hancock GA Mortgage Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Risks of Investing in Commercial Mortgage Loans secured by Ground Leases. The real property and repayment issues for a leasehold mortgage loan secured by the commercial borrower’s interest as the ground tenant in a ground lease are similar to the risks associated with a fee simple commercial mortgage loan. The leasehold mortgage’s main distinction is the type of property interest. The commercial borrower does not own the land and it may or may not own any improvements. Instead, the commercial borrower has a long term right to use the land. A leasehold loan is usually non-recourse in nature. Therefore, if a commercial borrower defaults on the leasehold loan, then the options for financial recovery are limited in nature, again similar to a fee simple mortgage. The options typically being either a negotiated settlement or amendment to the terms of the leasehold loan, or foreclosure. In the event of default, the lender will have no right to assets beyond the collateral attached to the leasehold loan. The leasehold loan documents include a provision that a default under the ground lease is a default under the leasehold loan. Therefore, in the event the lender exercises remedies and forecloses, the ground lease remains in place and the lender succeeds to the interests of the commercial borrower and becomes the ground tenant. Lender only gets rights granted to the borrower under the terms of the ground lease. The existence of lender’s collateral is contingent upon the existence of the ground lease. Lender has additional remedies under a leasehold loan that allow for negotiated solutions with the ground landlord that may include, right to notice of any default, right to cure any default, and right enter into a new lease on substantially the same terms as the original ground lease.

Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Mortgage Trust

More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2026
By:	/s/ Heidi Knapp
---------------------------
Heidi Knapp
Treasurer and Chief Financial Officer,
Principal Financial Officer
Date:	August 18, 2026